PREFERRED STOCK DERIVATIVE LIABILITIES	9 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 6 -         PREFERRED STOCK DERIVATIVE LIABILITIES

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, Series D and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

Preferred Stock Derivative Liability as of December 31, 2011
	Series B	Series C	Series D	Series E	Total
Preferred shares Outstanding	796.6	3,116	—	3,112.5	7,025.1

Underlying common shares into which Preferred may convert	5,310,393	20,773,333	—	126,012,146	152,095,872

Closing price on valuation date	$0.07	$0.07	n/a	$0.07	$0.07

Preferred stock derivative liability at December 31, 2011	$371,728	$1,454,133	$—	$8,820,850	$10,646,711

Preferred stock derivative liability at September 30, 2011	$536,350	$2,958,627	$—	$12,677,200	$16,172,177

Preferred stock derivative liability at June 30, 2011	$97,593	$572,087	$—	$20,659,722	$21,329,402

Preferred stock derivative liability at March 31, 2011	$56,961	$333,906	$4,527,343	$9,274,119	$14,192,329

CHANGE IN VALUE OF PREFERRED STOCK DERIVATIVE LIABILITY
	Three months ended Dec 31		Nine months ended Dec 31,
	2011	2010	2011	2010
Change in Preferred Stock Derivative Liability	$(4,749,332)	$(4,156,097)	$7,665,268	$412,908

Please note that on August 12, 2011, the Holders of in excess of 50% of the Company’s outstanding shares of Series B 8% Convertible Preferred Stock, par value US $0.01 per share (“Series B Preferred Stock”), and shares of Series C 8% Convertible Preferred Stock, par value US $ 0.01 per share (“Series C Preferred Stock”), voting as one class (collectively the “Preferred Stock”), consented to amendments to the Amended Certificates of Designations of the Series B Preferred Stock and the Series C Preferred Stock (the “Amended Certificates”). The Certificates of Designations for each of the Series B Preferred Stock and the Series C Preferred Stock are the same in all respects except where specifically noted.

Pursuant to the terms of the Amended Certificates, the terms of the Series B Preferred and the Series C Preferred Stock have been amended as follows, with the amendment to the Conversion Price, as detailed below, resulting in a significant increase in the underlying common shares into which the Series B Preferred Stock and Series C Preferred may convert, and accordingly a significant effect on the preferred stock derivative liability related to the Series B Preferred Stock and Series C Preferred Stock.

Dividends : The Preferred Stock continues to accrue dividends at the rate of 8% per annum on their stated value of US $1,000 per share, payable quarterly on January 1, April 1, July 1 and October 1 and such rate shall not increase to 15% per annum as previously provided in the respective Certificates of Designations of the Preferred Stock.

Conversion Price : The conversion price of the Series B Preferred Stock was reduced from $1.23 to $0.15 per share and the conversion price of the Series C Preferred Stock was reduced from $1.27 per share to $0.15 per share (subject to adjustments as provided in the Amended Certificates).

Automatic Monthly Conversions : On each Monthly Conversion Date (as defined below), a number of shares of the Preferred Stock equal to each Holder’s pro rata portion (based on the number of shares of Preferred Stock held by each Holder on August 1, 2011) of the Monthly Conversion Amount (as defined below) will automatically convert into shares of the Company’s Common Stock at the then effective conversion price (each such conversion, a “Monthly Conversion”). Notwithstanding the foregoing, the Company will not be permitted to effect a Monthly Conversion on a Monthly Conversion Date unless (i) the Common Stock shall be listed or quoted for trading on a trading market, (ii) there is a sufficient number of authorized shares of Common Stock for issuance of all Common Stock to be issued upon such Monthly Conversion, (iii) as to any Holder of the Preferred Stock, the issuance of shares will not cause a breach of the ownership limitations set forth in the Amended Certificates, (iv) if requested by a Holder of the Preferred Stock and a customary Rule 144 representation letter relating to all shares of Common Stock to be issued upon each Monthly Conversion is provided by such Holder after request from the Company, the shares of Common Stock issued upon such Monthly Conversion are delivered electronically through the Depository Trust Company or another established clearing corporation performing similar functions(“DTC”), may be sold by such Holder pursuant to an exemption under the Securities Act of 1933 and are otherwise free of restrictive legends and trading restrictions on such holder, (v) there has been no public announcement of a pending or proposed Fundamental Transaction or Change of Control Transaction (as such terms are defined in the Amended Certificates) that has not been consummated, (vi) the applicable Holder of Preferred Stock is not in possession of any information provided to such holder by the Company that constitutes material non-public information, and (vii) the average VWAP (as defined in the Amended Certificates) for the 20 trading days immediately prior to the applicable Monthly Conversion Date equals or exceeds the then effective conversion price of the Preferred stock. As used herein, the following terms have the following meanings: (i) “Monthly Conversion Date” means the first day of each month, commencing on September 1, 2011, and terminating on the date the Preferred Stock is no longer outstanding; (ii) “Monthly Conversion Amount” means an aggregate Stated Value of the Preferred Stock among all Holders that is equal to 35% of aggregate dollar trading volume of the Common Stock during the 20 Trading Days immediately prior to the applicable Monthly Conversion Date (such 20 Trading Day period, the “Measurement Period”), increasing to 50% of the aggregate dollar trading volume during the Measurement Period if the average VWAP during such Measurement Period equals or exceeds US $0.20 (subject to adjustment for forward and reverse stock splits and the like that occur after August 1, 2011) and further increasing to 70% of the aggregate dollar trading volume during such Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.25 (subject to adjustment for forward and reverse stock splits and the like that occur after August 1, 2011). All shares of Common Stock issued on a Monthly Conversion Date shall be delivered otherwise in accordance with the procedures and time frames set forth in Section 6 of the Amended Certificates. Upon the request of the Company, each Holder shall provide to the Company, a customary Rule 144 representation letter relating to all shares of Common Stock to be issued upon each Monthly Conversion. As of December 31, 2011, the Company does not meet certain of the requirements for Automatic Monthly Conversions.

Warrant Derivative Liabilities

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

FAIR VALUE OF WARRANT DERIVATIVE LIABILITY
	March 31 2011	June 30 2011	Sept 30 2011	Dec 31 2011
Risk-Free interest rate	0.09% - 2.9%	0.3% - 2.5%	0.02% - 1.3%	0.02% - 1.09%
Expected volatility	138% - 194%	153% - 217%	133% - 196%	100% - 175%
Expected life (in years)	0.3 – 7.0	0.0 – 6.8	0.2 – 6.5	0.3 – 6.3
Expected dividend yield	—	—	—	—
Number of warrants	155,325,048	154,334,659	154,153,308	153,674,610

Fair Value of Warrant Derivative Liability	$10,543,145	$24,126,576	$13,629,540	$9,043,464

CHANGE IN VALUE OF WARRANT DERIVATIVE LIABILITY
	Three months ended Dec 31,		Nine months ended Dec 31,
	2011	2010	2011	2010
Change in Warrant Derivative Liability	$(4,586,076)	$(2,064,745)	$(1,499,682)	$(4,788,493)

The risk free interest rate was based on rates established by the US Treasury Department. The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date. The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.